Offsets	Oct. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-297574
Initial Filing Date	Jul. 20, 2026
Fee Offset Claimed	$ 5,577.79
Explanation for Claimed Amount	Rule 457(b) offset: The $5,562.74 fee calculated for this amendment is offset against $18,211.94 previously paid in connection with the Registrant's initial Form S-1 filed on July, 20 2026 (File No. 333-297574). The prior payment is reported as the fee offset source in Table 2 and is not also deducted as Fees Previously Paid in Table 1. No refund is claimed.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Form or Filing Type	S-1
File Number	333-297574
Filing Date	Jul. 20, 2026
Fee Paid with Fee Offset Source	$ 18,211.94